Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
NOTE 16	Employee Benefit Plans

The Company provides benefits to its employees by offering employees participation in certain defined contribution plans. The employee benefit plans through which TSYS provided benefits to its employees during 2013 are described as follows:

TSYS RETIREMENT SAVINGS PLAN:    TSYS maintains a single plan, the Retirement Savings Plan, which is designed to reward all team members of TSYS U.S.-based companies with a uniform employer contribution. The terms of the plan provide for the Company to match 100% of the employee contribution up to 4% of eligible compensation. The Company can make discretionary contributions up to another 4% based upon business conditions. The Company’s contributions to the plan charged to expense for the years ended December 31 are as follows:

(in thousands)	2013	2012	2011
TSYS Retirement Savings Plan	$14,506	13,421	15,951

STOCK PURCHASE PLAN:    The Company maintains a stock purchase plan for employees and previously maintained a stock purchase plan for directors. The Company contributes 15% of employee contributions and contributed 15% of director voluntary contributions. The funds are used to purchase presently issued and outstanding shares of TSYS common stock on the open market at fair market value for the benefit of participants. The Director Stock Purchase Plan was terminated on November 30, 2011. The Company’s contributions to these plans charged to expense for the years ended December 31 are as follows:

(in thousands)	2013	2012	2011
TSYS Stock Purchase Plan	$1,236	1,140	1,177

POSTRETIREMENT MEDICAL BENEFITS PLAN:    TSYS provides certain medical benefits to qualified retirees through a postretirement medical benefits plan, which is immaterial to the Company’s consolidated financial statements. The measurement of the benefit expense and accrual of benefit costs associated with the plan do not reflect the effects of the 2003 Medicare Act. Additionally, the benefit expense and accrued benefit cost associated with the plan, as well as any potential impact of the effects of the 2003 Medicare Act, are not significant to the Company’s consolidated financial statements.